Changes in the Group structure - Major business combinations, Lapa and Iara concessions (Details) - Transfer of rights in the Lapa and Iara Concessions in Brazil $ in Millions	1 Months Ended
Jan. 31, 2018 USD ($) bbl / d
Lapa and Iara concessions
Major business combinations
Acquisition cost	$ 1,950
Purchase price allocation
Intangible assets	1,054
Tangible assets	1,509
Other assets and liabilities	(126)
Net debt	(487)
Fair value of consideration transferred	$ 1,950
Lapa field
Major business combinations
Percentage of rights acquired	35.00%
FPSO capacity (in barrels per day) | bbl / d	100,000
Iara area
Major business combinations
Percentage of rights acquired	22.50%